Investment in equity investees- summarized financial information of equity method investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating data:
Revenue	¥ 125,701	¥ 20,808	¥ 12,010
Cost of revenue	(109,790)	(17,505)	(9,816)
Loss from operations	(9,071)	(5,429)	(1,238)
Net loss	(6,743)	(1,504)	¥ (1,269)
Balance sheet data:
Current assets	137,900	42,700
Non-current assets	122,844	33,532
Current liabilities	93,354	15,125
Non-current liabilities	12,375	537
Noncontrolling interests	¥ 7,443	¥ 809